UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen Artisan Funds, Inc. 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202	Alyssa Albertelli Ropes & Gray LLP One Metro Center, 700 12th Street, N.W., Suite 900 Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/09

Date of reporting period: 12/31/08

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 95.4%

BRAZIL - 18.0%
All-America Latina Logistica S.A. (Units)(1)	138,200	$617,869
Companhia Energetica de Minas Gerais-CEMIG, Preferred(1)(2)	39,358	536,710
Companhia Vale do Rio Doce(1)	182,400	2,187,761
Dufry South America Ltd (DR)(1)	39,200	279,481
Empresa Brasileira de Aeronautica S.A.(1)	115,200	460,558
Hypermarcas SA(1)(3)	80,400	463,864
Marcopolo S.A., Preferred(1)(2)	201,500	281,006
Net Servicos de Comunicacao SA, Preferred(1)(2)(3)	86,100	496,397
OGX Petroleo e Gas Participacoes SA(1)(3)	2,253	513,958
Petroleo Brasileiro S.A.(1)	221,500	2,681,369
Randon SA Implementos e Participacoes, Preferred(1)(2)	99,900	276,315
Rodobens Negocios Imobiliarios SA(1)	72,000	244,393
SEB - Sistema Educacional Brasileiro SA (Units)(1)(2)	72,600	297,473
Tim Participacoes S.A., Preferred(1)(2)	289,600	359,703
Unibanco - Uniao de Bancos Brasileiros S.A. (Units)(1)(2)	104,900	672,224
Votorantim Celulose e Papel S.A., Preferred(1)(2)(3)	41,000	320,932
Wilson Sons Limited (DR)(1)	53,915	254,883

		10,944,896

CHILE - 0.5%
Empresa Nacional de Telecomunicaciones S.A.(1)	29,371	320,853

CHINA - 11.4%
Airmedia Group, Inc. (DR)(3)	85,169	408,811
Chaoda Modern Agriculture (Holdings) Limited(1)	1,458,536	938,929
China Dongxiang Group Company(1)	1,851,000	452,066
China Railway Construction Corporation, H Shares(1)(3)	482,500	724,104
GOME Electrical Appliances Holdings Limited(1)(4)	3,323,752	387,358
Huabao International Holdings Limited(1)	1,581,900	1,040,171
Mindray Medical International Limited, Class A (DR)	31,665	569,970
New Oriental Education & Technology Group, Inc. (DR)(3)	11,224	616,310
Tingyi (Cayman Islands) Holding Corporation(1)	734,300	853,311
Weichai Power Co., Ltd., H Shares(1)	238,360	452,774
Zhuzhou CSR Times Electric Co., Ltd., H Shares(1)	597,200	484,137

		6,927,941

COLOMBIA - 0.6%
Almacenes Exito S.A.	9,646	43,585
Almacenes Exito S.A. (DR)(1)	71,482	322,985

		366,570

CZECH REPUBLIC - 0.9%
CEZ(1)	13,123	536,172

EGYPT - 0.8%
Egyptian Financial Group-Hermes Holding(1)	148,291	467,429

HONG KONG - 1.0%
Samson Holding Ltd.(1)	4,687,000	605,149

HUNGARY - 0.9%
MOL Hungarian Oil and Gas Nyrt.(1)	10,581	550,746

INDIA - 3.5%
Cairn India Ltd.(1)(3)	198,544	711,000
Dr. Reddy’s Laboratories Limited(1)	53,482	517,539
Piramal Healthcare Ltd.(1)	62,542	309,435
Satyam Computer Services Limited(1)	167,428	606,319

		2,144,293

ITALY - 0.5%
Tenaris S.A. (DR)	14,182	297,538

KAZAKSTAN - 1.5%
KazMunaiGas Exploration Production (DR)(1)	72,567	921,896

KOREA - 9.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(3)	27,724	354,476
Hyundai Development Company(1)(3)	17,951	473,308
MegaStudy Co., Ltd.(1)(3)	3,973	586,132
Samsung Electronics Co., Ltd.(1)	7,708	2,798,912
Shinhan Financial Group Co., Ltd.(1)(3)	33,727	781,141
Shinsegae Co., Ltd.(1)(3)	1,904	741,289

		5,735,258

LUXEMBOURG - 0.6%
Ternium S.A. (DR)	41,874	358,860

MEXICO - 7.1%
America Movil SAB de C.V., Series L	884,851	1,357,770
Banco Compartamos SA de CV	217,525	392,687
Fomento Economico Mexicano SAB, Series UBD (Units)	283,145	846,460
Grupo Financiero Banorte S.A. de C.V.	306,299	552,946
Grupo Televisa S.A.	217,711	642,985
Urbi, Desarrollos Urbanos, S.A. de C.V.(3)	382,071	521,439

		4,314,287

NETHERLANDS - 0.4%
Plaza Centers (Europe) BV(1)	317,074	257,703

PHILIPPINES - 0.7%
Philippine Long Distance Telephone Company(1)	9,650	443,305

POLAND - 0.7%
Polski Koncern Naftowy Orlen S.A.(1)	46,490	403,687

RUSSIA - 3.9%
Globaltrans Investment PLC (DR)(1)(3)	67,125	94,580
LUKOIL (DR)(1)	28,880	936,384
Mobile TeleSystems (DR)	19,285	514,524
OAO TMK (DR)(1)	30,362	118,372
PIK Group (DR)(1)(3)	4,259	4,107
PIK Group, Reg S (DR)(1)(3)	43,862	42,293
Razguliay Group(3)	254,617	229,155
Sberbank(1)	589,638	443,910

		2,383,325

SINGAPORE - 0.6%
Epure International Ltd.(1)	2,171,000	372,636

SOUTH AFRICA - 10.4%
African Bank Investments Limited(1)	259,042	726,288
Gold Fields Limited(1)	107,170	1,074,160
Grindrod Limited(1)	276,346	460,020
Impala Platinum Holdings Limited(1)	71,978	1,062,018
Mondi Limited(1)	137,038	503,466
Mr. Price Group Limited(1)	155,973	419,127
MTN Group Limited(1)	96,677	1,143,868
Reunert Limited(1)	100,106	553,251
Tiger Brands Limited(1)	25,865	402,628

		6,344,826

SWEDEN - 0.7%
West Siberian Resources Ltd (DR)(1)(3)	1,369,839	455,804

TAIWAN - 12.2%
Acer Inc.(1)	423,148	554,801
Cathay Financial Holding Co., Ltd.(1)	658,292	738,724
China Airlines(1)(3)	2,276,000	532,401
Chinatrust Financial Holding Company Ltd.(1)	1,435,962	619,135
Far Eastern Textile Ltd.(1)	1,046,077	674,002
Far EasTone Telecommunications Co., Ltd.(1)	338,000	385,859
Hon Hai Precision Industry Co., Ltd.(1)	436,156	859,863
HTC Corporation(1)	43,000	433,752
MediaTek Incorporation(1)	57,000	385,047
Taiwan Fertilizer Co., Ltd.(1)	410,000	659,221
Taiwan Semiconductor Manufacturing Company Ltd.(1)	1,182,441	1,618,443

		7,461,248

THAILAND - 3.1%
Bumrungrad Hospital Public Company Limited (DR)(1)	730,000	455,745
Krung Thai Bank Public Company Limited (DR)(1)	2,139,800	236,798
Siam Commercial Bank Public Company Limited (DR)(1)	367,000	523,648
Total Access Communication Public Company Limited(1)	387,200	341,443
Total Access Communication Public Company Limited (DR)(1)	321,000	303,062

		1,860,696

TURKEY - 4.9%
Cimsa Cimento Sanayi ve Ticaret A.S.(1)	161,910	322,341
Tekfen Holding A.S.(1)	187,374	357,258
Tupras-Turkiye Petrol Rafinerileri A.S.(1)	47,937	506,709
Turk Hava Yollari Anonim Ortakligi(1)(3)	168,974	627,907
Turkcell Iletisim Hizmetleri AS(1)	117,716	677,560
Turkiye Sinai Kalkinma Bankasi A.S.(1)(3)	834,323	501,109

		2,992,884
UNITED ARAB EMIRATES - 0.4%
Depa, Ltd. (DR)(1)(3)	103,944	265,057

UNITED KINGDOM - 0.7%
Antofagasta plc(1)	66,742	412,243

Total common and preferred stocks (Cost $102,384,248)		58,145,302

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $7,321,004(5) (Cost $7,321,000)	$7,321,000	$7,321,000

Total investments - 107.4% (Cost $109,705,248)		65,466,302

Other assets less liabilities - (7.4%)		(4,524,221)

Total net assets - 100.0%(6)		$60,942,081

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $50,792,262 or 83.3% of total net assets.

(2)	Non-voting shares.
(3)	Non-income producing security.
(4)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $387,358 or 0.6% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.625%	2/15/2027	$7,471,278

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$6,003,521	9.9%
Consumer Staples	4,842,206	8.0
Energy	8,097,463	13.3
Financials	6,913,742	11.3
Healthcare	1,852,689	3.0
Industrials	7,943,906	13.0
Information Technology	7,257,137	11.9
Materials	7,941,173	13.0
Telecommunication Services	5,847,947	9.6
Utilities	1,445,518	2.4

Total common and preferred stocks	58,145,302	95.4
Short-term investments	7,321,000	12.0

Total investments	65,466,302	107.4
Other assets less liabilities	(4,524,221)	(7.4)

Total net assets	$60,942,081	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$10,944,896	16.7%
British pound	669,946	1.0
Chilean peso	320,853	0.5
Colombian peso	43,585	0.1
Czech koruna	536,172	0.8
Egyptian pound	467,429	0.7
Hong Kong dollar	5,937,999	9.1
Hungarian forint	550,746	0.8
Indian rupee	2,144,293	3.3
Korean won	5,735,258	8.7
Mexican peso	4,314,287	6.6
Philippine peso	443,305	0.7
Polish zloty	403,687	0.6
Singapore dollar	372,636	0.6
South African rand	6,344,826	9.7
Swedish krona	455,804	0.7
Taiwan dollar	7,461,248	11.4
Thai baht	1,519,253	2.3
Turkish lira	2,992,884	4.6
US dollar	13,807,195	21.1

Total investments	$65,466,302	100.0%

The accompanying notes are an integral part of the schedule of investments.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.2%

FINLAND - 1.8%
Nokia Corporation (DR)	20,095	$313,482

FRANCE - 4.2%
L’Oreal SA(1)	2,616	227,321
Societe Television Francaise 1(1)	25,853	378,001
Sodexo(1)	2,200	121,748

		727,070

HONG KONG - 2.4%
Guoco Group Limited(1)	70,250	413,084

JAPAN - 3.9%
Credit Saison Co., Ltd.(1)	25,000	345,160
Daiwa Securities Group Inc.(1)	17,000	101,311
SANKYO CO., LTD.(1)	4,748	239,811

		686,282

KOREA - 2.2%
SK Telecom Co., Ltd. (DR)	21,154	384,580

MEXICO - 1.8%
Grupo Modelo, S.A. de C.V., Series C	97,822	310,804

NETHERLANDS - 2.3%
Wolters Kluwer NV(1)	21,147	399,380

SWITZERLAND - 11.9%
Adecco SA(1)	11,833	401,636
Julius Baer Holding AG, Class B(1)	11,358	436,916
Novartis AG(1)	11,913	596,895
Panalpina Welttransport Holding AG(1)	3,707	207,776
Pargesa Holding SA(1)	6,517	435,714

		2,078,937

UNITED KINGDOM - 16.6%
Cadbury PLC(1)	17,500	153,196
Cadbury PLC (DR)	2,321	82,790
Diageo plc(1)	40,100	557,812
Experian PLC(1)	127,347	797,501
Home Retail Group plc(1)	99,168	304,174
Signet Jewelers Ltd.	41,658	361,175
Unilever plc (DR)	28,242	650,131

		2,906,779

UNITED STATES - 49.1%
3M Company	6,843	393,746
American Express Company	24,686	457,925
Arch Capital Group Ltd., Series A Preferred, 8.000%	5,046	100,314
Arch Capital Group Ltd., Series B Preferred, 7.875%	14,691	294,114
The Bank of New York Mellon Corporation	20,860	590,964
Cintas Corporation	24,550	570,297
Dell Inc.(2)	27,274	279,286
Google Inc.(2)	1,466	451,015
International Speedway Corporation, Class A	11,712	336,486
Johnson & Johnson	16,417	982,229
Marsh & McLennan Companies, Inc.	37,941	920,828
Microsoft Corporation	36,156	702,873
Mohawk Industries, Inc.(2)	10,343	444,439
The Sherwin-Williams Company	6,112	365,192
Tyco Electronics Ltd.	24,050	389,851
Wal-Mart Stores, Inc.	7,321	410,415
WellPoint Inc.(2)	17,379	732,177
Zimmer Holdings, Inc.(2)	3,593	145,229

		8,567,380

Total common and preferred stocks (Cost $18,713,842)		16,787,778

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $855,000(3) (Cost $855,000)	$855,000	$855,000

Total investments - 101.1% (Cost $19,568,842)		17,642,778

Other assets less liabilities - (1.1%)		(191,568)

Total net assets - 100.0%(4)		$17,451,210

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $6,117,436 or 35.1% of total net assets.

(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.625%	2/15/2027	$876,261

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,950,406	16.9%
Consumer Staples	2,392,469	13.7
Financials	4,096,330	23.5
Healthcare	2,456,530	14.1
Industrials	2,370,956	13.6
Information Technology	2,136,507	12.2
Telecommunication Services	384,580	2.2

Total common and preferred stocks	16,787,778	96.2
Short-term investments	855,000	4.9

Total investments	17,642,778	101.1
Other assets less liabilities	(191,568)	(1.1)

Total net assets	$17,451,210	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2008 (Unaudited)

	Value	Percentage of Total Investments
British pound	$1,812,683	10.3%
Euro	1,126,450	6.4
Hong Kong dollar	413,084	2.3
Japanese yen	686,282	3.9
Mexican peso	310,804	1.7
Swiss franc	2,078,937	11.8
US dollar	11,214,538	63.6

Total investments	$17,642,778	100.0%

The accompanying notes are an integral part of the schedule of investments.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS AND EQUITY-LINKED SECURITIES - 97.3%

BELGIUM - 1.6%
Anheuser-Busch InBev NV(1)	3,514,963	$81,492,058
Delhaize Group(1)	791,898	48,863,029

		130,355,087

BRAZIL - 2.4%
Petroleo Brasileiro S.A., Preferred (DR)	3,419,606	69,794,158
Redecard SA(1)	7,876,460	87,821,816
Vivo Participacoes S.A., Preferred (DR)(2)	3,362,442	42,165,023

		199,780,997

CANADA - 2.1%
Canadian Pacific Railway Limited	5,093,977	171,259,507

CHINA - 7.2%
China Construction Bank, H Shares(1)	302,292,200	167,284,810
China Life Insurance Co., Limited, H Shares(1)	46,651,900	143,761,668
China Merchants Holdings International Company Limited(1)	25,744,900	50,731,903
China Petroleum and Chemical Corporation, H Shares(1)	88,008,900	54,218,181
China Resources Land Limited(1)	99,466,031	123,145,227
Shanghai Electric Group Company Limited, H Shares(1)(2)	142,118,121	58,219,671

		597,361,460

FINLAND - 2.8%
Fortum Oyj(1)	10,886,372	233,832,619

FRANCE - 11.8%
Alstom(1)	2,737,754	161,672,103
BNP Paribas(1)	961,779	40,612,457
Bouygues SA(1)	4,342,228	183,795,999
Carrefour SA(1)	1,853,105	71,164,934
Electricite de France(1)	96,866	5,629,940
France Telecom SA(1)	578,067	16,169,212
LVMH Moet Hennessy Louis Vuitton SA(1)	2,704,395	181,697,846
Technip SA(1)	588,562	18,031,220
Vinci SA(1)	6,971,604	293,594,771

		972,368,482

GERMANY - 15.0%
Allianz SE(1)	1,287,475	138,092,087
Bayer AG(1)	5,518,278	324,169,905
Daimler AG(1)	5,587,120	212,289,668
E.ON AG(1)	1,091,788	44,148,804
Fraport AG(1)	2,363,120	103,201,296
Linde AG(1)	2,551,945	215,954,453
Wacker Chemie AG(1)	1,866,503	198,496,485

		1,236,352,698

HONG KONG - 3.9%
The Bank of East Asia, Ltd.(1)	27,328,900	57,646,919
Hutchison Whampoa Limited(1)	25,753,745	129,909,593
NWS Holdings Limited(1)	37,787,746	56,546,654
Sun Hung Kai Properties Limited(1)	9,704,234	81,596,943

		325,700,109

INDIA - 1.4%
Housing Development Finance Corporation Ltd.(1)	1,248,822	38,952,313
ICICI Bank Limited(1)	2,180,220	20,343,771
ICICI Bank Limited (DR)	3,052,424	58,759,162

		118,055,246

IRELAND - 0.5%
Elan Corporation plc (DR)(2)	7,533,769	45,202,614

ITALY - 1.9%
Fiat S.p.A.(1)	7,386,861	48,162,503
Intesa Sanpaolo(1)	29,359,471	105,750,807

		153,913,310

JAPAN - 10.4%
CANON INC.(1)	1,580,500	49,614,330
DENSO CORPORATION(1)	5,416,600	90,109,269
JAPAN TOBACCO INC.(1)	71,767	237,649,493
Mitsubishi UFJ Financial Group, Inc.(1)	27,885,245	173,025,808
Mizuho Financial Group, Inc.(1)	45,184	142,555,146
SUZUKI MOTOR CORPORATION(1)	8,775,950	121,329,329
Toyota Motor Corporation(1)	1,476,100	48,316,928

		862,600,303

KOREA - 1.3%
NHN Corp.(1)(2)	1,048,093	106,355,274

LUXEMBOURG - 0.5%
RTL Group(1)	691,136	40,927,194

MEXICO - 0.2%
Grupo Modelo, S.A. de C.V., Series C	4,521,810	14,366,873

NETHERLANDS - 3.6%
ASML Holding N.V.(1)	16,755,269	298,999,402

RUSSIA - 1.8%
Gazprom (DR)(1)	8,612,482	123,442,756
RAO Unified Energy System, Equity Linked Security, 144A(1)(2)(3)(4)(5)(6)	2,065,483	23,216,029

		146,658,785

SPAIN - 6.1%
Gamesa Corporacion Tecnologica, S.A.(1)	2,025,552	36,740,470
Industria de Diseno Textil, S.A.(1)	3,257,822	144,000,022
Telefonica S.A.(1)	14,294,164	320,410,331

		501,150,823

SWITZERLAND - 11.8%
Adecco SA(1)	437,669	14,855,363
Credit Suisse Group AG(1)	1,371,062	37,579,771
Holcim Ltd.(1)	3,330,833	191,787,001
Nestle SA(1)	8,268,896	325,898,482
Roche Holding AG(1)	384,859	61,677,384
Roche Holding AG - Genussscheine(1)(3)	2,241,026	344,969,406

		976,767,407

TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	5,790,603	45,745,764

UNITED KINGDOM - 9.5%
Cadbury PLC(1)	14,269,815	124,919,061
Kingfisher PLC(1)	35,039,576	68,527,857
National Grid PLC(1)	22,903,861	226,351,190
Next Plc(1)	4,038,185	63,222,345
Tesco PLC(1)	20,739,274	108,049,784
Unilever PLC(1)	395,629	8,990,870
William Morrison Supermarkets PLC(1)	46,570,087	188,877,644

		788,938,751

UNITED STATES - 0.9%
Philip Morris International Inc.	1,618,457	70,419,064

Total common and preferred stocks and equity-linked securities (Cost $10,529,822,560)		8,037,111,769

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $167,031,093(7) (Cost $167,031,000)	$167,031,000	$167,031,000

Total investments - 99.3% (Cost $10,696,853,560)		8,204,142,769

Other assets less liabilities - 0.7%		61,135,430

Total net assets - 100.0%(8)		$8,265,278,199

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $7,519,399,604 or 91.0% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by Merrill Lynch International & Co. C.V., guaranteed by Merrill Lynch & Co. Inc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $23,216,029 or 0.3% of total net assets.

(6)

Security is restricted and exempt from registration under Rule 144A of the Securities Act of 1933. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. This restricted security was acquired on May 23, 2008 at a cost of $215,987,557. In total, the value of restricted securities was $23,216,029 or 0.3% of total net assets.

(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.750%	8/15/2020	$59,506,005
U.S. Treasury Bond	8.000	11/15/2021	110,872,800

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,018,582,961	12.3%
Consumer Staples	1,280,691,292	15.5
Energy	265,486,315	3.2
Financials	1,329,106,889	16.1
Healthcare	776,019,309	9.4
Industrials	1,260,527,330	15.3
Information Technology	588,536,586	7.1
Materials	606,237,939	7.3
Telecommunication Services	378,744,566	4.6
Utilities	533,178,582	6.5

Total common and preferred stocks	8,037,111,769	97.3
Short-term investments	167,031,000	2.0

Total investments	8,204,142,769	99.3
Other assets less liabilities	61,135,430	0.7

Total net assets	$8,265,278,199	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$87,821,816	1.1%
British pound	788,938,751	9.6
Euro	3,567,899,615	43.5
Hong Kong dollar	923,061,569	11.2
Indian rupee	59,296,084	0.7
Japanese yen	862,600,303	10.5
Korean won	106,355,274	1.3
Mexican peso	14,366,873	0.2
Swiss franc	976,767,407	11.9
US dollar	817,035,077	10.0

Total investments	$8,204,142,769	100.0%

The accompanying notes are an integral part of the schedule of investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.3%

AUSTRIA - 2.3%
Flughafen Wien AG(1)	225,660	$10,089,859

CHINA - 7.2%
China Everbright International Limited(1)	24,186,700	4,512,001
China Everbright Limited(1)	4,584,600	5,696,528
China National Building Material Company Ltd., H Shares(1)	4,752,000	5,785,607
Hengan International Group Company Limited(1)	4,814,900	15,524,974
New World Department Store China(1)	1,128,000	620,822

		32,139,932

EGYPT - 6.3%
Commercial International Bank (DR)(1)	2,717,423	18,603,160
Eastern Tobacco(1)	302,037	9,122,594

		27,725,754

FRANCE - 2.3%
Guyenne et Gascogne SA(1)	119,377	10,225,592

GERMANY - 25.5%
Aixtron AG(1)	1,040,772	7,061,156
KWS Saat AG(1)	132,763	20,935,841
Praktiker Bau- und Heimwerkermaerkte Holding AG(1)	1,703,635	18,757,126
Vossloh AG(1)	279,141	31,430,581
Wacker Construction Equipment AG(1)	697,819	6,127,123
Wirecard AG(1)(2)	4,821,666	28,587,204

		112,899,031

GREECE - 1.3%
Hellenic Exchanges S.A.(1)	755,108	5,945,024

HONG KONG - 5.0%
Cafe De Coral Holdings Limited(1)	4,258,000	8,646,302
Industrial and Commercial Bank of China (Asia) Limited(1)	12,363,000	13,326,992

		21,973,294

ITALY - 16.1%
Ansaldo STS SpA(1)	2,489,226	35,071,773
Davide Campari - Milano S.p.A.(1)	2,094,948	14,159,993
Socotherm S.p.A.(1)(2)	674,312	1,242,685
Spazio Investment NV(1)(3)	1,600,055	13,344,290
Tod’s S.p.A.(1)	176,305	7,425,405

		71,244,146

JAPAN - 0.6%
USJ Co., Ltd.(1)	7,719	2,836,557

KOREA - 6.2%
Gmarket Inc. (DR)(2)	1,346,450	23,226,263
Kangwon Land Inc.(1)(2)	400,796	4,279,728

		27,505,991

MALAYSIA - 0.3%
Bursa Malaysia Bhd(1)	888,800	1,330,157

MEXICO - 1.8%
Empresas ICA S.A.B. de C.V.(2)	4,762,403	7,857,956

OMAN - 0.7%
Bank Muscat SAOG (DR)(1)	455,985	3,077,899

PORTUGAL - 0.6%
CIMPOR-Cimentos de Portugal, SGPS, SA(1)	564,221	2,747,032

SINGAPORE - 1.1%
SIA Engineering Company(1)	3,588,700	5,021,042

SWEDEN - 0.2%
KABE Husvagnar AB, Class B(1)	215,141	743,688

SWITZERLAND - 11.8%
Bank Sarasin & Cie AG, B Shares(1)	749,183	22,380,732
Banque Cantonale Vaudoise(1)	11,371	3,412,557
Nobel Biocare Holding AG(1)	283,653	5,810,396
Schindler Holding AG, Participation Certificates(1)(4)	319,396	14,597,434
Straumann Holding AG(1)	33,588	5,916,186

		52,117,305

TURKEY - 4.3%
Coca-Cola Icecek AS(1)	4,586,266	18,973,188

UNITED KINGDOM - 4.7%
InterContinental Hotels Group PLC(1)	986,294	8,025,149
Intertek Group PLC(1)	693,222	7,852,276
Robert Walters plc(1)	3,236,209	4,753,875

		20,631,300

Total common stocks (Cost $578,849,300)		435,084,747

Total investments - 98.3% (Cost $578,849,300)		435,084,747

Other assets less liabilities - 1.7%		7,686,886

Total net assets - 100.0%(5)		$442,771,633

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $404,000,528 or 91.2% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$51,334,777	11.6%
Consumer Staples	88,942,182	20.1
Energy	1,242,685	0.3
Financials	87,117,339	19.7
Healthcare	11,726,582	2.6
Industrials	127,313,920	28.8
Information Technology	58,874,623	13.3
Materials	8,532,639	1.9

Total common stocks	435,084,747	98.3
Short-term investments	—	—

Total investments	435,084,747	98.3
Other assets less liabilities	7,686,886	1.7

Total net assets	$442,771,633	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Investments
British pound	$20,631,300	4.7%
Egyptian pound	9,122,594	2.1
Euro	213,150,684	49.0
Hong Kong dollar	54,113,226	12.4
Japanese yen	2,836,557	0.6
Korean won	4,279,728	1.0
Malaysian ringgit	1,330,157	0.3
Mexican peso	7,857,956	1.8
Singapore dollar	5,021,042	1.2
Swedish krona	743,688	0.2
Swiss franc	52,117,305	12.0
Turkish lira	18,973,188	4.4
US dollar	44,907,322	10.3

Total investments	$435,084,747	100.0%

The accompanying notes are an integral part of the schedule of investments.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 92.7%

FINLAND - 1.3%
Nokia Corporation (DR)	868,177	$13,543,561

FRANCE - 11.5%
Gemalto NV(1)(2)	856,548	21,476,354
L’Oreal SA(1)	144,353	12,543,745
Publicis Groupe(1)	933,781	24,036,712
Societe Television Francaise 1(1)	2,763,766	40,409,458
Sodexo(1)	382,799	21,184,096

		119,650,365

GERMANY - 0.9%
Pfeiffer Vacuum Technology AG(1)	149,681	9,911,210

HONG KONG - 2.4%
Guoco Group Limited(1)	4,167,900	24,508,104

IRELAND - 1.9%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	4,630,100	19,747,700

JAPAN - 10.9%
Credit Saison Co., Ltd.(1)	3,100,239	42,803,156
Daiwa Securities Group Inc.(1)	3,767,048	22,449,598
MEITEC CORPORATION(1)	1,257,995	21,838,401
SANKYO CO., LTD.(1)	376,887	19,035,723
SEINO HOLDINGS CO., LTD.(1)	1,179,800	6,563,669

		112,690,547

KOREA - 5.3%
Lotte Chilsung Beverage Co., Ltd.(1)(2)	11,348	8,692,969
Samsung Electronics Co., Ltd.(1)	73,062	26,530,109
SK Telecom Co., Ltd. (DR)	1,073,241	19,511,521

		54,734,599

MEXICO - 2.1%
Grupo Modelo, S.A. de C.V., Series C	5,400,067	17,157,306
Kimberly-Clark de Mexico, S.A. de C.V., Class A	1,336,160	4,438,268

		21,595,574

NETHERLANDS - 2.5%
Wolters Kluwer NV(1)	1,365,200	25,783,028

SWITZERLAND - 20.6%
Adecco SA(1)	857,043	29,089,756
Givaudan SA(1)	38,127	30,034,825
Julius Baer Holding AG, Class B(1)	809,212	31,128,541
Nobel Biocare Holding AG(1)	630,320	12,911,581
Novartis AG(1)	917,271	45,959,393
Panalpina Welttransport Holding AG(1)	566,475	31,750,720
Pargesa Holding SA(1)	448,062	29,956,591
Tamedia AG(1)	70,228	3,304,150

		214,135,557

UNITED KINGDOM - 22.9%
Cadbury PLC(1)	2,423,431	21,214,902
Carpetright PLC(1)	1,682,608	8,502,709
Diageo plc(1)	2,410,302	33,528,572
Experian PLC(1)	9,071,858	56,811,860
Home Retail Group plc(1)	4,382,074	13,440,977
Lancashire Holdings Ltd(1)	2,988,280	18,330,895
Rightmove PLC(1)	3,947,991	10,036,827
Savills Plc(1)	3,567,398	11,513,781
Signet Jewelers Ltd.	3,028,068	26,253,350
Unilever plc (DR)	1,521,355	35,021,592
Vitec Group PLC(1)	859,067	2,917,497

		237,572,962

UNITED STATES - 10.4%
Arch Capital Group Ltd.(2)	530,053	37,156,715
Covidien Ltd.	1,169,952	42,399,060
Tyco Electronics Ltd.	1,781,168	28,872,733

		108,428,508

Total common stocks and equity-linked securities (Cost $1,208,716,906)		962,301,715

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $69,341,039(5) (Cost $69,341,000)	$69,341,000	$69,341,000

Total investments - 99.4% (Cost $1,278,057,906)		1,031,642,715

Other assets less liabilities - 0.6%		6,370,274

Total net assets - 100.0%(6)		$1,038,012,989

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $737,947,609 or 71.1% of total net assets.

(2)	Non-income producing security.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted and exempt from registration under Rule 144A of the Securities Act of 1933. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. This restricted security was acquired on various dates from September 17, 2008 to December 10, 2008 at an aggregate cost of $16,848,624. In total, the value of restricted securities was $19,747,700 or 1.9% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.25%	8/15/2022	$70,731,430

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$194,904,527	18.8%
Consumer Staples	132,597,354	12.8
Financials	217,847,381	21.0
Healthcare	101,270,034	9.7
Industrials	175,713,316	16.9
Information Technology	90,422,757	8.7
Materials	30,034,825	2.9
Telecommunication Services	19,511,521	1.9

Total common stocks and equity-linked securities	962,301,715	92.7
Short-term investments	69,341,000	6.7

Total investments	1,031,642,715	99.4
Other assets less liabilities	6,370,274	0.6

Total net assets	$1,038,012,989	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2008 (Unaudited)
	Value	Percentage of Total Investments
British pound	$176,298,020	17.1%
Euro	175,092,303	17.0
Hong Kong dollar	24,508,104	2.4
Japanese yen	112,690,547	10.9
Korean won	35,223,078	3.4
Mexican peso	21,595,574	2.1
Swiss franc	214,135,557	20.7
US dollar	272,099,532	26.4

Total investments	$1,031,642,715	100.0%

The accompanying notes are an integral part of the schedule of investments.

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 3.0%
BorgWarner Inc.	2,403,351	$52,320,951
Johnson Controls, Inc.	1,860,500	33,786,680

		86,107,631

Distributors - 0.6%
LKQ Corporation(1)	1,510,019	17,606,822

Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	171,400	9,411,574

Hotels, Restaurants & Leisure - 2.9%
Panera Bread Company, Class A(1)	93,800	4,900,112
Starbucks Corporation(1)	2,537,858	24,008,137
Starwood Hotels & Resorts Worldwide, Inc.	1,091,400	19,536,060
YUM! Brands, Inc.	1,150,400	36,237,600

		84,681,909

Multiline Retail - 1.8%
Kohl’s Corporation(1)	1,435,000	51,947,000

Specialty Retail - 2.7%
Best Buy Co., Inc.	1,593,776	44,801,043
Dick’s Sporting Goods, Inc., Class A(1)	1,093,400	15,427,874
GameStop Corp.(1)	869,500	18,833,370

		79,062,287

Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corporation, Class A	266,800	12,115,388

CONSUMER STAPLES - 4.9%
Beverages - 2.2%
Hansen Natural Corporation(1)	1,893,100	63,475,643

Food Products - 0.8%
Bunge Limited	175,321	9,076,368
H.J. Heinz Company	346,000	13,009,600

		22,085,968

Personal Products - 1.9%
Avon Products, Inc.	2,256,264	54,218,024

ENERGY - 4.1%
Energy Equipment & Services - 3.2%
Dresser-Rand Group Inc.(1)	1,896,275	32,710,744
Smith International, Inc.	1,981,600	45,358,824
Weatherford International Ltd.(1)	1,462,744	15,826,890

		93,896,458

Oil, Gas & Consumable Fuels - 0.9%
Range Resources Corporation	724,400	24,912,116

FINANCIALS - 6.9%
Capital Markets - 1.9%
Invesco Limited	3,713,630	53,624,817

Commercial Banks - 0.5%
HDFC Bank Ltd. (DR)(2)	194,200	13,861,996

Consumer Finance - 1.6%
Discover Financial Services	3,587,700	34,190,781
SLM Corporation(1)	1,467,300	13,058,970

		47,249,751

Diversified Financial Services - 1.2%
CME Group Inc., Class A	170,740	35,532,701

Real Estate Management & Development - 1.3%
The St. Joe Company(1)	1,600,281	38,918,834

Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	1,093,400	13,077,064

HEALTHCARE - 24.4%
Biotechnology - 0.2%
Celgene Corporation(1)	103,801	5,738,119

Health Care Equipment & Supplies - 7.5%
C.R. Bard, Inc.	1,355,941	114,251,589
Gen-Probe Incorporated(1)	1,154,100	49,441,644
Intuitive Surgical, Inc.(1)	118,505	15,048,950
Mindray Medical International Limited, Class A (DR)(2)	763,400	13,741,200
NuVasive, Inc.(1)	683,452	23,681,612

		216,164,995

Health Care Technology - 4.8%
Cerner Corporation(1)	3,593,447	138,168,037

Life Sciences Tools & Services - 4.6%
Thermo Fisher Scientific, Inc.(1)	3,942,171	134,309,766

Pharmaceuticals - 7.3%
Allergan, Inc.	3,929,518	158,438,166
Shire PLC (DR)(2)	1,173,400	52,544,852

		210,983,018

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	911,722	54,229,225

Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	533,613	29,364,723
Expeditors International of Washington, Inc.	844,603	28,099,942

		57,464,665

Building Products - 0.2%
Owens Corning(1)	394,300	6,821,390

Construction & Engineering - 2.8%
Fluor Corporation	712,312	31,961,439
Quanta Services, Inc.(1)	2,518,516	49,866,617

		81,828,056

Electrical Equipment - 5.4%
Cooper Industries, Ltd.	2,391,604	69,906,585
First Solar, Inc.(1)	138,461	19,102,080
Roper Industries, Inc.	1,515,960	65,807,824

		154,816,489

Machinery - 1.0%
PACCAR Inc	1,000,500	28,614,300

Professional Services - 1.6%
FTI Consulting, Inc.(1)	329,900	14,739,932
Robert Half International Inc.	1,476,400	30,738,648

		45,478,580

INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 3.1%
ADTRAN, Inc.	90,800	1,351,104
Juniper Networks, Inc.(1)	5,066,408	88,712,804

		90,063,908

Computers & Peripherals - 1.1%
Intermec, Inc.(1)	1,822,419	24,201,724
NetApp, Inc.(1)	499,087	6,972,245

		31,173,969

Electronic Equipment & Instruments - 1.0%
Molex Incorporated	505,400	7,323,246
Trimble Navigation Limited(1)	946,577	20,455,529

		27,778,775

Internet Software & Services - 0.2%
VeriSign, Inc.(1)	248,420	4,739,854

IT Services - 6.0%
Affiliated Computer Services, Inc., Class A(1)	974,000	44,755,300
Cognizant Technology Solutions Corporation, Class A(1)	1,161,000	20,967,660
Paychex, Inc.	250,668	6,587,555
SRA International, Inc., Class A(1)	368,600	6,358,350
The Western Union Company	6,593,619	94,552,496

		173,221,361

Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	3,170,154	60,296,329
Broadcom Corporation, Class A(1)	4,421,480	75,032,516
Cree, Inc.(1)	1,798,300	28,539,021
MEMC Electronic Materials, Inc.(1)	1,474,200	21,051,576
NVIDIA Corporation(1)	4,654,433	37,561,274

		222,480,716

Software - 9.8%
Autodesk, Inc.(1)	1,647,700	32,377,305
Citrix Systems, Inc.(1)	637,100	15,016,447
Electronic Arts Inc.(1)	5,191,485	83,271,419
Intuit Inc.(1)	1,770,300	42,115,437
McAfee, Inc.(1)	705,600	24,392,592
Quality Systems, Inc.	103,000	4,492,860
Red Hat, Inc.(1)	3,557,795	47,034,050
salesforce.com, inc.(1)	245,600	7,861,656
Shanda Interactive Entertainment Ltd, (DR)(1)(2)	815,000	26,373,400

		282,935,166

MATERIALS - 1.1%
Chemicals - 1.1%
Ecolab Inc.	916,600	32,218,490

TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corporation(1)	752,200	22,054,504
NII Holdings, Inc.(1)	156,355	2,842,534

		24,897,038

UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Calpine Corporation(1)	1,241,000	9,034,480
Dynegy Inc., Class A(1)	6,637,400	13,274,800

		22,309,280

Total common stocks (Cost $3,846,226,556)		2,848,221,180

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $47,784,027(3) (Cost $47,784,000)	$47,784,000	$47,784,000

Total investments - 100.2% (Cost $3,894,010,556)		2,896,005,180

Other assets less liabilities - (0.2%)		(6,140,735)

Total net assets - 100.0%(4)		$2,889,864,445

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
HDFC Bank Ltd. (DR)	India	US dollar
Mindray Medical International Limited, Class A (DR)	China	US dollar
New Oriental Education & Technology Group, Inc. (DR)	China	US dollar
Shanda Interactive Entertainment Ltd, (DR)	China	US dollar
Shire PLC (DR)	United Kingdom	US dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.25%	8/15/2022	$48,742,694

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the schedule of investments.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.5%
BorgWarner Inc.	1,760,100	$38,317,377

Automobiles - 1.4%
Thor Industries, Inc.(1)	2,733,000	36,020,940

Hotels, Restaurants & Leisure - 1.8%
Carnival Corporation	1,869,500	45,466,240

Household Durables - 2.5%
Mohawk Industries, Inc.(2)	1,458,600	62,676,042

Leisure Equipment & Products - 2.1%
Mattel, Inc.	3,426,400	54,822,400

Media - 4.6%
Marvel Entertainment, Inc.(2)	1,950,300	59,971,725
Omnicom Group Inc.	2,123,800	57,172,696

		117,144,421

Multiline Retail - 1.2%
Kohl’s Corporation(2)	840,000	30,408,000

Specialty Retail - 5.7%
AutoZone, Inc.(2)	502,400	70,069,728
Bed Bath & Beyond Inc.(2)	715,300	18,182,926
Limited Brands, Inc.	1,872,800	18,802,912
Rent-A-Center, Inc.(1)(2)	2,213,900	39,075,335

		146,130,901

ENERGY - 6.8%
Energy Equipment & Services - 3.4%
Baker Hughes Incorporated	1,240,100	39,770,007
Nabors Industries Ltd.(2)	3,940,000	47,161,800

		86,931,807

Oil, Gas & Consumable Fuels - 3.4%
Cimarex Energy Co.	1,690,990	45,284,712
Valero Energy Corporation	1,971,000	42,652,440

		87,937,152

FINANCIALS - 19.5%
Consumer Finance - 1.2%
The Student Loan Corporation	715,500	29,335,500

Insurance - 16.3%
Alleghany Corporation(2)	352,375	99,369,750
Allied World Assurance Company Holdings, Ltd	1,249,000	50,709,400
Arch Capital Group Ltd.(2)	582,073	40,803,318
Brown & Brown, Inc.	2,768,600	57,863,740
Fidelity National Financial, Inc.	4,075,131	72,333,575
The Progressive Corporation	3,387,900	50,174,799
White Mountains Insurance Group, Ltd.	172,500	46,076,475

		417,331,057

Real Estate Investment Trusts (REITS) - 2.0%
Annaly Capital Management, Inc.	3,279,200	52,040,904

HEALTHCARE - 3.4%
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	1,281,900	44,187,093
CIGNA Corporation	2,588,600	43,617,910

		87,805,003

INDUSTRIALS - 25.8%
Aerospace & Defense - 3.5%
Rockwell Collins, Inc.	2,308,400	90,235,356

Commercial Services & Supplies - 2.1%
Cintas Corporation	2,330,600	54,139,838

Electrical Equipment - 6.7%
Acuity Brands, Inc.(1)	2,288,600	79,895,026
Hubbell Inc., Class B	1,536,300	50,206,284
Thomas & Betts Corporation(2)	1,751,800	42,078,236

		172,179,546

Machinery - 1.6%
Dover Corporation	1,257,700	41,403,484

Marine - 1.3%
Alexander & Baldwin, Inc.	1,347,800	33,775,868

Professional Services - 4.6%
Manpower Inc.	2,303,600	78,299,364
Robert Half International Inc.	1,848,700	38,489,934

		116,789,298

Road & Rail - 4.0%
Con-way Inc.(1)	1,985,300	52,808,980
Ryder System, Inc.	1,292,600	50,127,028

		102,936,008

Trading Companies & Distributors - 2.0%
GATX Corporation	1,613,600	49,973,192

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.8%
Corning Incorporated	4,814,000	45,877,420

Computers & Peripherals - 1.0%
Seagate Technology	5,799,700	25,692,671

Electronic Equipment & Instruments - 8.8%
Arrow Electronics, Inc.(2)	3,377,800	63,637,752
Avnet, Inc.(2)	3,956,700	72,051,507
Ingram Micro Inc., Class A(2)	6,629,000	88,762,310

		224,451,569

IT Services - 1.9%
Hewitt Associates, Inc.(2)	1,327,800	37,682,964
SAIC, Inc.(2)	560,200	10,912,696

		48,595,660

Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	3,046,200	57,938,724
Lam Research Corporation(2)	2,450,500	52,146,640
National Semiconductor Corporation	3,655,700	36,812,899

		146,898,263

UTILITIES - 0.9%
Multi-Utilities - 0.9%
TECO Energy, Inc.	1,787,300	22,073,155

Total common stocks (Cost $3,263,974,331)		2,467,389,072

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $79,713,044(3) (Cost $79,713,000)	$79,713,000	$79,713,000

Total investments - 99.5% (Cost $3,343,687,331)		2,547,102,072

Other assets less liabilities - 0.5%		11,714,260

Total net assets - 100.0%(4)		$2,558,816,332

(1)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.25%	8/15/2022	$81,307,534

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

The accompanying notes are an integral part of the schedule of investments.

ARTISAN OPPORTUNISTIC GROWTH FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.8%
BorgWarner Inc.	2,800	$60,956
Johnson Controls, Inc.	3,600	65,376

		126,332

Hotels, Restaurants & Leisure - 2.6%
Starbucks Corporation(1)	18,700	176,902

Multiline Retail - 3.5%
Kohl’s Corporation(1)	2,700	97,740
Target Corporation	4,200	145,026

		242,766

Specialty Retail - 2.5%
Best Buy Co., Inc.	6,275	176,390

Textiles, Apparel & Luxury Goods - 1.4%
Polo Ralph Lauren Corporation, Class A	2,200	99,902

CONSUMER STAPLES - 11.1%
Food Products - 2.7%
H.J. Heinz Company	5,035	189,316

Personal Products - 1.2%
Avon Products, Inc.	3,500	84,105

Tobacco - 7.2%
Philip Morris International Inc.	11,436	497,580

ENERGY - 4.1%
Energy Equipment & Services - 3.1%
Smith International, Inc.	9,275	212,305

Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro S.A. (DR)(2)	2,900	71,021

FINANCIALS - 14.8%
Capital Markets - 4.4%
Invesco Limited	21,200	306,128

Consumer Finance - 3.5%
Discover Financial Services	25,800	245,874

Diversified Financial Services - 6.9%
CME Group Inc., Class A	1,625	338,179
JPMorgan Chase & Co.	4,450	140,308

		478,487

HEALTHCARE - 16.2%
Biotechnology - 1.8%
Genzyme Corporation(1)	1,895	125,771

Health Care Equipment & Supplies - 2.0%
C.R. Bard, Inc.	1,625	136,923

Health Care Technology - 2.7%
Cerner Corporation(1)	4,900	188,405

Life Sciences Tools & Services - 4.7%
Thermo Fisher Scientific, Inc.(1)	9,600	327,072

Pharmaceuticals - 5.0%
Allergan, Inc.	8,540	344,333

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	1,750	104,090

Electrical Equipment - 5.8%
Cooper Industries, Ltd.	4,400	128,612
First Solar, Inc.(1)	960	132,442
Gamesa Corporacion Tecnologica, S.A.(2)(3)	7,700	139,666

		400,720

Machinery - 1.0%
PACCAR Inc	2,350	67,210

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 9.3%
Cisco Systems, Inc.(1)	14,300	233,090
Corning Incorporated	10,200	97,206
QUALCOMM Incorporated	8,800	315,304

		645,600
Computers & Peripherals - 1.6%
Apple Inc.(1)	1,315	112,235

Internet Software & Services - 1.2%
Google Inc.(1)	260	79,989

IT Services - 3.9%
The Western Union Company	18,700	268,158

Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Corporation, Class A(1)	10,600	179,882

Software - 8.4%
Electronic Arts Inc.(1)	13,900	222,956
Microsoft Corporation	5,400	104,976
Oracle Corporation(1)	14,400	255,312

		583,244

MATERIALS - 2.1%
Chemicals - 2.1%
Ecolab Inc.	2,000	70,300
Monsanto Company	1,025	72,109

		142,409

Total common stocks (Cost $8,145,038)		6,613,149

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.2%
Repurchase agreement with State Street Bank and Trust Company, 0.01%, dated 12/31/08, due 1/2/09, maturity value $430,000(4) (Cost $430,000)	$430,000	$430,000

Total investments - 101.6% (Cost $8,575,038)		7,043,149

Other assets less liabilities - (1.6%)		(108,663)

Total net assets - 100.0%(5)		$6,934,486

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Gamesa Corporacion Tecnologica, S.A.	Spain	Euro
Petroleo Brasileiro S.A. (DR)	Brazil	US dollar

(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $139,666 or 2.0% of total net assets.

(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	7/2/2009	$439,428

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE – DECEMBER 31, 2008

(Unaudited)

	Value	Percentage of Total Investments
Euro	$139,666	2.0%
US dollar	6,903,483	98.0

Total investments	$7,043,149	100.0%

The accompanying notes are an integral part of the schedule of investments.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.7%

CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 3.0%
Carnival Corporation	189,500	$4,608,640

Household Durables - 3.1%
Mohawk Industries, Inc.(1)	109,700	4,713,809

Media - 5.0%
Comcast Corporation, Class A(2)	213,500	3,448,025
Omnicom Group Inc.	161,400	4,344,888

		7,792,913

ENERGY - 6.9%
Energy Equipment & Services - 2.4%
Nabors Industries Ltd.(1)	314,200	3,760,974

Oil, Gas & Consumable Fuels - 4.5%
Apache Corporation	44,600	3,324,038
Valero Energy Corporation	169,700	3,672,308

		6,996,346

FINANCIALS - 18.2%
Capital Markets - 1.8%
AllianceBernstein Holding L.P.	135,000	2,806,650

Insurance - 14.0%
Allied World Assurance Company Holdings, Ltd	77,000	3,126,200
The Allstate Corporation	144,450	4,732,182
Berkshire Hathaway Inc., Class B(1)	1,800	5,785,200
Fidelity National Financial, Inc.	216,600	3,844,650
The Progressive Corporation	277,100	4,103,851

		21,592,083

Real Estate Investment Trusts (REITS) - 2.4%
Annaly Capital Management, Inc.	236,000	3,745,320

HEALTHCARE - 3.9%
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	89,200	3,074,724
CIGNA Corporation	173,300	2,920,105

		5,994,829

INDUSTRIALS - 14.6%
Aerospace & Defense - 9.0%
The Boeing Company	88,800	3,789,096
General Dynamics Corporation	67,100	3,864,289
Rockwell Collins, Inc.	158,700	6,203,583

		13,856,968

Industrial Conglomerates - 2.2%
3M Company	59,200	3,406,368

Professional Services - 3.4%
Manpower Inc.	154,700	5,258,253

INFORMATION TECHNOLOGY - 38.0%
Communications Equipment - 9.0%
Cisco Systems, Inc.(1)	189,100	3,082,330
Corning Incorporated	508,400	4,845,052
Nokia Corporation (DR)(3)	386,400	6,027,840

		13,955,222

Computers & Peripherals - 5.3%
Dell Inc.(1)	383,300	3,924,992
Hewlett-Packard Company	75,400	2,736,266
Seagate Technology	350,100	1,550,943

		8,212,201

Electronic Equipment & Instruments - 10.0%
Arrow Electronics, Inc.(1)	202,900	3,822,636
Avnet, Inc.(1)	305,100	5,555,871
Ingram Micro Inc., Class A(1)	448,400	6,004,076

		15,382,583

IT Services - 3.9%
Accenture Ltd, Class A	184,700	6,056,313

Semiconductors & Semiconductor Equipment - 6.0%
Intel Corporation	252,200	3,697,252
Texas Instruments Incorporated	361,200	5,605,824

		9,303,076

Software - 3.8%
Microsoft Corporation	305,900	5,946,696

Total common stocks (Cost $204,483,437)		143,389,244

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $6,583,004(4) (Cost $6,583,000)	$6,583,000	$6,583,000

Total investments - 97.0% (Cost $211,066,437)		149,972,244

Other assets less liabilities - 3.0%		4,701,116

Total net assets - 100.0%(5)		$154,673,360

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from Finland. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.250%	8/15/2022	$6,722,100

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the schedule of investments.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 10.0%
Distributors - 2.2%
LKQ Corporation(1)	692,400	$8,073,384

Hotels, Restaurants & Leisure - 2.6%
Life Time Fitness, Inc.(1)	465,700	6,030,815
Morgans Hotel Group Co.(1)	711,200	3,314,192

		9,345,007

Specialty Retail - 3.3%
Hibbett Sports, Inc.(1)	344,750	5,416,022
PetSmart, Inc.	207,100	3,820,995
Tween Brands, Inc.(1)	610,200	2,636,064

		11,873,081

Textiles, Apparel & Luxury Goods - 1.9%
Iconix Brand Group, Inc.(1)	698,000	6,826,440

CONSUMER STAPLES - 2.5%
Food Products - 0.8%
Flowers Foods, Inc.	113,100	2,755,116

Personal Products - 1.7%
Bare Escentuals, Inc.(1)	1,185,400	6,199,642

ENERGY - 8.4%
Energy Equipment & Services - 5.8%
Atwood Oceanics, Inc.(1)	297,300	4,542,744
Core Laboratories N.V.	104,400	6,249,384
Dril-Quip, Inc.(1)	284,700	5,839,197
Hercules Offshore, Inc.(1)	933,600	4,434,600

		21,065,925

Oil, Gas & Consumable Fuels - 2.6%
Carrizo Oil & Gas, Inc.(1)	390,400	6,285,440
Penn Virginia Corporation	115,100	2,990,298

		9,275,738

FINANCIALS - 7.1%
Capital Markets - 4.4%
Ares Capital Corporation	917,976	5,810,788
FCStone Group, Inc.(1)	581,400	2,575,602
Greenhill & Co., Inc.	25,600	1,786,112
Investment Technology Group, Inc.(1)	246,500	5,600,480

		15,772,982

Insurance - 2.7%
Reinsurance Group of America, Incorporated	109,100	4,671,662
Selective Insurance Group, Inc.	229,500	5,262,435

		9,934,097

HEALTHCARE - 15.4%
Biotechnology - 0.6%
Cepheid(1)	222,000	2,304,360

Health Care Equipment & Supplies - 1.6%
Wright Medical Group, Inc.(1)	274,700	5,612,121

Health Care Providers & Services - 9.3%
athenahealth, Inc.(1)	70,900	2,667,258
Catalyst Health Solutions, Inc.(1)	298,200	7,261,170
Genoptix, Inc.(1)	118,500	4,038,480
Pediatrix Medical Group, Inc.(1)	80,500	2,551,850
PSS World Medical, Inc.(1)	312,300	5,877,486
Psychiatric Solutions, Inc.(1)	204,800	5,703,680
VCA Antech, Inc.(1)	269,900	5,365,612

		33,465,536

Health Care Technology - 1.8%
Phase Forward Incorporated(1)	505,400	6,327,608

Life Sciences Tools & Services - 2.1%
ICON PLC (DR)(1)(2)	380,300	7,488,107

INDUSTRIALS - 24.0%
Aerospace & Defense - 3.3%
AAR CORP.(1)	447,800	8,243,998
Ladish Co., Inc.(1)	258,700	3,582,995

		11,826,993

Air Freight & Logistics - 1.9%
UTi Worldwide Inc.	491,300	7,045,242

Commercial Services & Supplies - 6.9%
Corrections Corporation of America(1)	175,800	2,876,088
The GEO Group, Inc.(1)	261,500	4,714,845
Innerworkings, Inc.(1)	672,831	4,407,043
Mobile Mini, Inc.(1)	369,700	5,331,074
Waste Connections, Inc.(1)	247,225	7,804,893

		25,133,943

Electrical Equipment - 1.5%
General Cable Corporation(1)	314,700	5,567,043

Machinery - 3.7%
Actuant Corporation	381,000	7,246,620
Astec Industries, Inc.(1)	55,800	1,748,214
The Middleby Corporation(1)	159,000	4,335,930

		13,330,764

Professional Services - 1.3%
FTI Consulting, Inc.(1)	104,000	4,646,720

Road & Rail - 1.7%
Old Dominion Freight Line, Inc.(1)	213,100	6,064,826

Trading Companies & Distributors - 1.7%
Interline Brands, Inc.(1)	588,006	6,250,504

Transportation Infrastructure - 2.0%
Aegean Marine Petroleum Network Inc.(2)	424,900	7,206,304

INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 1.8%
Avocent Corporation(1)	356,300	6,381,333

Electronic Equipment & Instruments - 1.6%
Brightpoint, Inc.(1)	1,321,800	5,749,830

Internet Software & Services - 3.6%
Bankrate, Inc.(1)	65,100	2,473,800
Equinix, Inc.(1)	93,100	4,951,989
Omniture, Inc.(1)	535,300	5,695,592

		13,121,381

IT Services - 2.3%
Euronet Worldwide, Inc.(1)	728,880	8,462,297

Semiconductors & Semiconductor Equipment - 5.3%
Atheros Communications, Inc.(1)	341,500	4,886,865
Microsemi Corporation(1)	423,300	5,350,512
Tessera Technologies, Inc.(1)	511,800	6,080,184
Varian Semiconductor Equipment Associates, Inc.(1)	166,500	3,016,980

		19,334,541

Software - 11.4%
Blackbaud, Inc.	332,400	4,487,400
CommVault Systems, Inc.(1)	585,900	7,856,919
Concur Technologies, Inc.(1)	191,000	6,268,620
Informatica Corporation(1)	429,000	5,890,170
Macrovision Solutions Corporation(1)	621,800	7,865,770
Progress Software Corporation(1)	231,000	4,449,060
Quest Software, Inc.(1)	347,900	4,380,061

		41,198,000
MATERIALS - 1.5%
Chemicals - 1.5%
Albemarle Corporation	246,900	5,505,870

UTILITIES - 1.7%
Electrical Utilities - 1.7%
ITC Holdings Corp.	142,100	6,206,928

Total common stocks (Cost $458,393,885)		349,351,663

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $5,163,003(3) (Cost $5,163,000)	$5,163,000	$5,163,000

Total investments - 98.0% (Cost $463,556,885)		354,514,663

Other assets less liabilities - 2.0%		7,199,044

Total net assets - 100.0%(4)		$361,713,707

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
ICON PLC (DR)	Ireland	US dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.625%	2/15/2027	$5,272,939

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the schedule of investments.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2008

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 10.0%
Automobiles - 1.0%
Thor Industries, Inc.(1)	1,019,300	$13,434,374

Hotels, Restaurants & Leisure - 2.4%
International Speedway Corporation, Class A	622,000	17,870,060
Jack in the Box Inc.(2)	702,300	15,513,807

		33,383,867

Household Durables - 1.2%
Ethan Allen Interiors Inc.	1,124,800	16,163,376

Media - 3.3%
Belo Corporation, Series A	1,840,000	2,870,400
The E.W. Scripps Company, Class A(3)	939,466	2,076,220
Marvel Entertainment, Inc.(2)	627,200	19,286,400
Meredith Corporation	933,000	15,972,960
World Wrestling Entertainment, Inc., Class A	495,400	5,489,032

		45,695,012

Specialty Retail - 1.5%
Rent-A-Center, Inc.(1)(2)	1,187,000	20,950,550

Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Company	251,400	8,892,018

CONSUMER STAPLES - 2.9%
Food Products - 1.9%
Sanderson Farms, Inc.	756,800	26,155,008

Tobacco - 1.0%
Universal Corporation	461,300	13,779,031

ENERGY - 7.7%
Energy Equipment & Services - 5.2%
Cal Dive International, Inc.(2)	1,865,587	12,144,971
Complete Production Services, Inc.(2)	894,100	7,286,915
Oceaneering International, Inc.(2)	234,200	6,824,588
Parker Drilling Company(2)	2,631,300	7,630,770
Patterson-UTI Energy, Inc.	1,275,100	14,676,401
Precision Drilling Trust(4)	387,487	3,251,017
RPC, Inc.	1,418,900	13,848,464
Superior Energy Services, Inc.(2)	425,000	6,770,250

		72,433,376

Oil, Gas & Consumable Fuels - 2.5%
Forest Oil Corporation(2)	681,600	11,239,584
Holly Corporation	704,900	12,850,327
St. Mary Land & Exploration Company	554,600	11,263,926

		35,353,837

FINANCIALS - 10.0%
Consumer Finance - 0.7%
The Student Loan Corporation	228,100	9,352,100

Diversified Financial Services - 0.7%
PICO Holdings, Inc.(2)	359,500	9,555,510

Insurance - 6.9%
Assured Guaranty Ltd.	1,005,500	11,462,700
Max Capital Group Ltd.	798,900	14,140,530
Platinum Underwriters Holdings, Ltd.	349,900	12,624,392
Stewart Information Services Corporation(1)	1,078,200	25,326,918
Willis Group Holdings Limited	341,946	8,507,616
Zenith National Insurance Corp.	749,000	23,645,930

		95,708,086

Real Estate Investment Trusts (REITS) - 1.7%
Cousins Properties Incorporated	977,000	13,531,450
Hatteras Financial Corporation	379,345	10,090,577

		23,622,027

HEALTHCARE - 4.6%
Health Care Equipment & Supplies - 0.1%
National Dentex Corporation(1)(2)	415,800	1,891,890

Health Care Providers & Services - 3.7%
AMN Healthcare Services, Inc.(1)(2)	2,009,800	17,002,908
Cross Country Healthcare, Inc.(1)(2)	2,124,700	18,676,113
HealthSpring, Inc.(2)	777,000	15,516,690
Medical Staffing Network Holdings, Inc.(1)(2)	1,567,900	368,457

		51,564,168

Life Sciences Tools & Services - 0.8%
Varian Inc.(2)	347,300	11,638,023

INDUSTRIALS - 26.0%
Building Products - 1.3%
Quanex Building Products Corporation(1)(3)	1,891,275	17,721,247

Commercial Services & Supplies - 1.9%
ABM Industries Incorporated	710,100	13,527,405
Comfort Systems USA, Inc.	963,600	10,271,976
United Stationers Inc.(2)	103,700	3,472,913

		27,272,294

Construction & Engineering - 2.5%
EMCOR Group, Inc.(2)	948,500	21,274,855
Granite Construction Incorporated	313,600	13,776,448

		35,051,303

Electrical Equipment - 4.0%
Acuity Brands, Inc.(1)	795,600	27,774,396
Regal-Beloit Corporation	531,300	20,184,087
Woodward Governor Company	324,000	7,458,480

		55,416,963

Industrial Conglomerates - 1.0%
McDermott International, Inc.(2)	1,456,500	14,390,220

Machinery - 4.1%
Astec Industries, Inc.(2)	471,700	14,778,361
IDEX Corporation	606,400	14,644,560
Mueller Industries, Inc.	640,200	16,056,216
Nordson Corporation	370,600	11,966,674

		57,445,811

Marine - 1.0%
Kirby Corporation(2)	520,900	14,251,824

Professional Services - 7.1%
Diamond Management & Technology Consultants, Inc.(1)	1,860,600	7,833,126
Hudson Highland Group, Inc.(1)(2)	1,341,500	4,494,025
Kforce Inc.(1)(2)	2,284,400	17,544,192
Korn/Ferry International(2)	1,351,300	15,431,846
Monster Worldwide, Inc.(2)	909,700	10,998,273
MPS Group, Inc.(2)	2,496,600	18,799,398
School Specialty, Inc.(2)	634,900	12,139,288
TrueBlue, Inc.(2)	1,271,300	12,166,341

		99,406,489

Road & Rail - 3.1%
Arkansas Best Corporation	606,400	18,258,704
Con-way Inc.(1)	572,700	15,233,820
Old Dominion Freight Line, Inc.(2)	336,900	9,588,174

		43,080,698

INFORMATION TECHNOLOGY - 28.2%
Computers & Peripherals - 1.2%
Imation Corp.	963,700	13,077,409
Intevac, Inc.(2)	565,500	2,867,085
Xyratex Ltd(2)	373,100	1,100,645

		17,045,139

Electronic Equipment & Instruments - 3.4%
Arrow Electronics, Inc.(2)	878,600	16,552,824
Benchmark Electronics, Inc.(2)	1,117,000	14,264,090
Orbotech, Ltd.(1)(2)(4)	2,635,500	10,594,710
RadiSys Corporation(2)	1,067,700	5,904,381

		47,316,005

Internet Software & Services - 1.0%
EarthLink, Inc.(2)	2,039,700	13,788,372

IT Services - 4.7%
CACI International Inc(2)	469,100	21,151,719
MAXIMUS, Inc.	754,200	26,479,962
SRA International, Inc., Class A(2)	1,049,600	18,105,600

		65,737,281
Semiconductors & Semiconductor Equipment - 7.2%
Actel Corporation(2)	997,600	11,691,872
ATMI, Inc.(2)	927,900	14,317,497
Cymer, Inc.(2)	817,600	17,913,616
LTX-Credence Corporation(2)	3,769,700	1,017,819
Rudolph Technologies, Inc.(1)(2)	1,771,000	6,251,630
Standard Microsystems Corporation(2)	1,039,200	16,980,528
Ultra Clean Holdings, Inc.(1)(2)	1,327,900	2,669,079
Ultratech, Inc.(1)(2)	1,293,200	15,466,672
Varian Semiconductor Equipment Associates, Inc.(2)	741,200	13,430,544

		99,739,257

Software - 10.7%
Fair Isaac Corporation	1,106,600	18,657,276
Jack Henry and Associates, Inc.	749,000	14,538,090
Lawson Software, Inc.(2)	4,230,500	20,052,570
Manhattan Associates, Inc.(1)(2)	1,352,800	21,387,768
MicroStrategy Incorporated, Class A(2)	450,900	16,741,917
Progress Software Corporation(2)	569,400	10,966,644
SPSS Inc.(2)	733,400	19,772,464
TIBCO Software Inc.(2)	2,697,900	14,002,101
Tyler Technologies, Inc.(2)	1,026,300	12,295,074

		148,413,904

MATERIALS - 4.7%
Chemicals - 3.2%
H.B. Fuller Company	1,104,000	17,785,440
OM Group, Inc.(2)	721,900	15,239,309
Sensient Technologies Corporation	477,300	11,397,924

		44,422,673

Construction Materials - 0.4%
Eagle Materials Inc.	324,000	5,964,840

Metals & Mining - 1.1%
Schnitzer Steel Industries, Inc., Class A	393,900	14,830,335

UTILITIES - 1.8%
Electrical Utilities - 1.8%
ALLETE, Inc.	305,600	9,861,712
El Paso Electric Company(2)	738,600	13,361,274
UIL Holdings Corporation	47,400	1,423,422

		24,646,408

Total common stocks (Cost $1,827,708,288)		1,335,513,316

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/31/08, due 1/2/09, maturity value $27,604,015(5) (Cost $27,604,000)	$27,604,000	$27,604,000

Total investments - 97.9% (Cost $1,855,312,288)		1,363,117,316

Other assets less liabilities - 2.1%		28,640,855

Total net assets - 100.0%(6)		$1,391,758,171

(1)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Orbotech, Ltd.	Israel	US dollar
Precision Drilling Trust	Canada	US dollar

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.250%	8/15/2022	$28,161,288

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

The accompanying notes are an integral part of the schedule of investments.

ARTISAN FUNDS, INC.

Notes to Form N-Q – December 31, 2008 (Unaudited)

(A)	Organization:

As of December 31, 2008, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of eleven open-end, diversified mutual funds (each a “Fund,” and collectively, the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Opportunistic Growth Fund (“Opportunistic Growth Fund” or “Opportunistic Growth”)
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some Funds did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

(C)	Fair Value Measurements:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), on October 1, 2008. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

-	Level 1 – quoted prices in active markets for identical investments
-	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
-	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments, based on the inputs used to determine their fair values as on December 31, 2008:

	Investments in Securities
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Fund	$7,353,040	$57,725,904	(1)	$387,358	$65,466,302
Global Value Fund	10,670,342	6,972,436	(1)	—	17,642,778
International Fund	517,712,165	7,663,214,575	(1)	23,216,029	8,204,142,769
International Small Cap Fund	34,162,118	400,922,629	(1)	—	435,084,747
International Value Fund	224,354,106	807,288,609	(1)	—	1,031,642,715
Mid Cap Fund	2,848,221,180	47,784,000		—	2,896,005,180
Mid Cap Value Fund	2,467,389,072	79,713,000		—	2,547,102,072
Opportunistic Growth Fund	6,473,483	569,666	(1)	—	7,043,149
Opportunistic Value Fund	143,389,244	6,583,000		—	149,972,244
Small Cap Fund	349,351,663	5,163,000		—	354,514,663
Small Cap Value Fund	1,335,513,316	27,604,000		—	1,363,117,316

(1)	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

As of December 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	International Fund	Emerging Markets Fund
Description	Investments in Securities	Investments in Securities
Balance as of September 30, 2008	$96,148,234	$—
Realized gain (loss)	(85,450,967)	—
Change in unrealized appreciation (depreciation)	36,196,394	(500,400)
Net purchases (sales)	(23,677,632)	115,714
Transfers in (out) of Level 3	—	772,044

Balance as of December 31, 2008	$23,216,029	$387,358

Net change in unrealized appreciation/(depreciation) for investments held as of December 31, 2008	$36,196,394	$(500,400)

(D)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that Artisan Partners Limited Partnership (“the Adviser”) determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government treasuries) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E)	Depository receipts:

Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(F)	Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(G)	Equity-linked participation certificates:

Each of the Funds may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. An investment in equity-linked participation certificates creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. Equity-linked participation certificates may be more volatile and less liquid than equity securities.

(H)	Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2008 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$16,191,779	$6,894,681
Global Value	10,729,010	1,762,179
International	1,532,056,474	1,945,128,598
International Small Cap	25,227,453	84,638,398
International Value	260,838,636	251,476,035
Mid Cap	499,792,752	608,843,331
Mid Cap Value	489,454,651	303,661,404
Opportunistic Growth	4,242,374	1,245,088
Opportunistic Value	27,073,194	45,768,059
Small Cap	103,278,904	152,578,523
Small Cap Value	355,082,735	330,707,659

(I)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of December 31, 2008 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation) on Investments
Emerging Markets	$111,202,925	$304,604	$(46,041,227)	$(45,736,623)
Global Value	20,237,535	203,026	(2,797,783)	(2,594,757)
International	10,888,186,028	424,134,548	(3,108,177,807)	(2,684,043,259)
International Small Cap	578,853,886	52,922,148	(196,691,287)	(143,769,139)
International Value	1,303,670,409	50,834,861	(322,862,555)	(272,027,694)
Mid Cap	3,924,107,521	68,923,134	(1,097,025,475)	(1,028,102,341)
Mid Cap Value	3,351,357,033	126,215,739	(930,470,700)	(804,254,961)
Opportunistic Growth	8,830,870	27,581	(1,815,302)	(1,787,721)
Opportunistic Value	217,771,218	2,838,486	(70,637,460)	(67,798,974)
Small Cap	493,707,246	21,321,146	(160,513,729)	(139,192,583)
Small Cap Value	1,864,019,750	52,136,037	(553,038,471)	(500,902,434)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the three months ended December 31, 2008. The Funds have identified a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the three months ended December 31, 2008.

Fund	Security	As of 9/30/08	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income (1)	As of 12/31/08
		Share Balance					Share Balance	Value
International
	Shanghai Electric Group Company Limited, H Shares(2)(3)	150,931,921	$2,961,958	$15,686,491	$(10,525,388)	$—	142,118,121	$58,219,671
	Total(4)		$2,961,958	$15,686,491	$(10,525,388)	$—		$—
International Small Cap
	Spazio Investment NV	1,600,055	$—	$—	$—	$998,943	1,600,055	$13,344,290
	Total(4)		$—	$—	$—	$998,943		$13,344,290
International Value
	Benfield Group Plc(2)	11,241,209	$—	$66,529,213	$(7,840,431)	$—	—	$—
	Total(4)		$—	$66,529,213	$(7,840,431)	$—		$—
Mid Cap
	Intermec, Inc.(2)(3)	3,481,619	$35,991	$45,983,299	$(21,193,926)	$—	1,822,419	$24,201,724
	Total(4)		$35,991	$45,983,299	$(21,193,926)	$—		$—
Mid Cap Value
	Acuity Brands, Inc.	2,806,700	$—	$23,868,210	$(7,429,372)	$364,871	2,288,600	$79,895,026
	Con-way Inc.	2,001,900	—	2,071,435	(934,218)	202,570	1,985,300	52,808,980
	Rent-A-Center, Inc.(3)	2,455,300	—	5,723,169	(1,817,925)	—	2,213,900	39,075,335
	Thor Industries, Inc.	2,682,100	969,533	—	—	382,620	2,733,000	36,020,940
	Total(4)		$969,533	$30,146,379	$(9,487,029)	$950,061		$207,800,281
Small Cap Value
	Acuity Brands, Inc.	1,000,800	$—	$10,244,579	$(3,274,206)	$130,104	795,600	$27,774,396
	AMN Healthcare Services, Inc.(3)	2,009,800	—	—	—	—	2,009,800	17,002,908
	Con-way Inc.	572,700	—	—	—	57,270	572,700	15,233,820
	Cross Country Healthcare, Inc.(3)	2,155,000	—	544,877	(282,209)	—	2,124,700	18,676,113
	Diamond Management & Technology Consultants, Inc.	1,897,400	—	405,258	(255,970)	651,210	1,860,600	7,833,126
	Hudson Highland Group, Inc.(3)	1,563,500	—	3,304,182	(2,583,399)	—	1,341,500	4,494,025
	Intevac, Inc.(2)(3)	1,139,100	—	10,926,894	(8,299,152)	—	565,500	2,867,085
	Kforce Inc.(3)	2,284,400	—	—	—	—	2,284,400	17,544,192
	Manhattan Associates, Inc.(3)	1,244,700	3,060,745	833,177	(373,692)	—	1,352,800	21,387,768
	Medical Staffing Network Holdings, Inc.(3)	1,760,100	—	1,538,099	(1,505,617)	—	1,567,900	368,457
	MicroStrategy Incorporated, Class A(2)(3)	462,000	—	833,799	(448,353)	—	450,900	16,741,917
	National Dentex Corporation(3)	415,800	—	—	—	—	415,800	1,891,890
	Orbotech, Ltd.(3)	2,635,500	—	—	—	—	2,635,500	10,594,710
	Quanex Building Products Corporation (5)	1,838,375	1,486,847	762,973	(388,080)	58,082	1,891,275	17,721,247
	Rent-A-Center, Inc.(3)	1,638,400	—	10,890,657	(2,704,812)	—	1,187,000	20,950,550
	Rudolph Technologies, Inc.(3)	1,771,000	—	—	—	—	1,771,000	6,251,630
	Sanderson Farms, Inc.(2)	1,045,200	—	10,759,990	(1,171,045)	146,328	756,800	26,155,008
	SI International Inc.(2)	834,500	—	23,787,932	1,012,327	—	—	—
	Stewart Information Services Corporation	1,447,400	—	13,893,339	(5,526,350)	138,810	1,078,200	25,326,918
	Thor Industries, Inc.	1,019,300	—	—	—	71,351	1,019,300	13,434,374
	Ultra Clean Holdings, Inc.(3)	1,327,900	—	—	—	—	1,327,900	2,669,079
	Ultratech, Inc.(3)	1,176,300	1,336,288	205,038	(18,430)	—	1,293,200	15,466,672
	Total(4)		$5,883,880	$88,930,794	$(25,742,765)	$1,253,155		$244,621,875

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was no longer an affiliate as of December 31, 2008.
(3)	Non-income producing security.
(4)	Total value as of 12/31/08 is presented for only those issuers that were affiliates as of December 31, 2008.
(5)	Issuer was not an affiliate as of September 30, 2008.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer

Date:	February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer

Date:	February 24, 2009

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer

Date:	February 24, 2009